Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2020
Discontinued Operations
Summary of carrying amounts of major classes of assets and liabilities included as part of discontinued operations of CQ Pengmei and reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of June 30, 2020 and 2019 is as follow:

Carrying amounts of major classes of assets included as part of discontinued operations of CQ Pengmei:

	June 30, 2020	June 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$2,523	$19,015
Other receivables, net	57,395	20,967
Inventories	—	112,641
Security deposits	3,267	21,844
Total current assets of discontinued operations	63,185	174,467

OTHER ASSETS:
Other receivables	48,371	122,584
Prepaid expenses	—	508,271
Plant and equipment, net	25,752	1,213,983
Operating lease right-of-use assets	505,329	—
Total other assets of discontinued operations	579,452	1,844,838

Total assets of discontinued operations	$642,637	$2,019,305

Carrying amounts of major classes of liabilities included as part of discontinued operations of CQ Pengmei:

CURRENT LIABILITIES:
Short-term loan – banks	$336,845	$364,071
Loans from third parties	474,135	626,201
Accounts payable	64,725	217,953
Customer deposits	6,519	2,618
Other payables and accrued liabilities	416,227	571,553
Other payables – related parties	29,846	88,670
Operating lease liabilities	116,904	—
Taxes payable	—	987
Total current liabilities of discontinued operations	1,445,201	1,872,053

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	417,729	—

Total liabilities of discontinued operations	$1,862,930	$1,872,053

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2020, 2019 and 2018.

	For the Year Ended	For the Year Ended	For the Year Ended
	June 30,	June 30,	June 30,
	2020	2019	2018
Supermarket and grocery store	$1,574,965	$3,465,885	$—

Cost of revenue	1,435,597	3,114,906	—

Gross profit	139,368	350,979	—

OPERATING EXPENSES:
Selling	438,458	704,766	—
General and administrative	162,976	189,553	—
Provision for right-of-use assets	250,181	—	—
Loss on disposal of long-lived assets	276,648	—	—
Impairment of long-lived assets	724,987	—	—
Total operating expenses	1,853,250	894,319	—

Loss from operations	(1,713,882)	(543,340)	—

OTHER INCOME (EXPENSES)
Interest income	14	33	—
Interest expense	(114,853)	(110,350)	—
Other finance expense	(3,156)	(20,532)	—
Other income, net	35,640	11,568	—
Total other expense, net	(82,355)	(119,281)	—

Loss before income taxes	(1,796,237)	(662,621)	—

Income tax expense	—	—	—

Net loss from discontinued operations	$(1,796,237)	$(662,621)	$—